Long-term Debt - Schedule of Maturities of Long-term Debt (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Maturities of Long-term Debt [Abstract]
2023	$ 30,666,756
2024	30,666,756
2025	62,992,776
2026	91,782,983
2027	21,845,483
Thereafter	41,032,450
Total	$ 278,987,204	$ 303,167,029